FAIR VALUE ACCOUNTING	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE ACCOUNTING

11. FAIR VALUE ACCOUNTING

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, unbilled revenue, accounts payable, capital leases and loans and borrowings. The fair value of the Company’s financial instruments approximates the carrying amounts represented in the accompanying Condensed Consolidated Balance Sheets, primarily due to their short-term nature. The fair value of the Company’s long-term borrowings also approximates the carrying amounts as these loans are carrying interest at the market rate.